Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ September 30, 2020 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (97.9%)
	Basic Materials (4.5%)
$225	Air Products and Chemicals, Inc.	2.80%	05/15/50	$241,190
200	Braskem Netherlands Finance BV (Brazil) (a)	4.50	01/31/30	187,000
150	DuPont de Nemours, Inc.	5.319	11/15/38	190,576
350	Georgia-Pacific LLC (a)	2.30	04/30/30	372,161
225	Glencore Funding LLC (Australia) (a)	2.50	09/01/30	219,333
225	Glencore Funding LLC (Australia) (a)	4.125	03/12/24	244,077
200	Inversiones CMPC SA (Chile)	3.85	01/13/30	219,187
500	Newcastle Coal Infrastructure Group Pty Ltd. (Australia) (a)	4.40	09/29/27	498,409
225	Newmont Corp.	2.25	10/01/30	232,815
75	Newmont Corp.	5.45	06/09/44	107,002
200	NOVA Chemicals Corp. (Canada) (a)	4.875	06/01/24	199,066
100	Nutrition & Biosciences, Inc. (a)	2.30	11/01/30	100,974
200	POSCO (Korea, Republic of) (a)	4.00	08/01/23	214,984
225	Sherwin-Williams Co. (The)	2.30	05/15/30	235,560
100	Sherwin-Williams Co. (The)	2.95	08/15/29	110,271
50	Sherwin-Williams Co. (The)	3.30	05/15/50	53,147
				3,425,752
	Communications (8.8%)
150	Amazon.com, Inc.	2.50	06/03/50	153,958
75	Amazon.com, Inc.	4.25	08/22/57	102,826
350	AT&T, Inc.	2.25	02/01/32	351,292
25	AT&T, Inc.	3.30	02/01/52	23,854
296	AT&T, Inc. (a)	3.50	09/15/53	287,559
88	AT&T, Inc. (a)	3.55	09/15/55	85,708
278	AT&T, Inc. (a)	3.65	09/15/59	274,501
23	AT&T, Inc.	4.50	03/09/48	26,482
75	Booking Holdings, Inc.	0.90	09/15/21	79,995
200	Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	04/01/31	208,652
150	Charter Communications Operating LLC/Charter Communications Operating Capital	5.75	04/01/48	187,561
350	Comcast Corp.	1.95	01/15/31	360,728
125	Comcast Corp.	2.80	01/15/51	127,257
100	Comcast Corp.	3.75	04/01/40	117,441
350	Comcast Corp.	4.049	11/01/52	431,910
125	Diamond Sports Group LLC/Diamond Sports Finance Co. (a)	6.625	08/15/27	65,234
100	Fox Corp.	5.576	01/25/49	138,583
375	Level 3 Financing, Inc. (a)	3.40	03/01/27	404,660
200	Prosus NV (China) (a)	3.68	01/21/30	216,271
200	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a)	5.152	03/20/28	236,125
150	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36	09/20/21	151,915
200	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	4.738	03/20/25	216,875
175	T-Mobile USA, Inc. (a)	3.875	04/15/30	198,777
125	T-Mobile USA, Inc. (a)	4.50	04/15/50	150,194
375	Tencent Holdings Ltd. (China) (a)	3.595	01/19/28	413,425
160	Twitter, Inc.	1.00	09/15/21	159,415
353	Verizon Communications, Inc.	4.672	03/15/55	491,025
150	Verizon Communications, Inc.	5.012	04/15/49	216,849
100	Vodafone Group PLC (United Kingdom)	4.375	02/19/43	116,435
429	Walt Disney Co. (The)	2.75	09/01/49	419,977
70	Walt Disney Co. (The)	3.60	01/13/51	79,183

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ September 30, 2020 (unaudited) continued

	93	Zillow Group, Inc.	2.00	12/01/21	180,581
					6,675,248
		Consumer Discretionary (0.3%)
	225	Best Buy Co., Inc.	1.95	10/01/30	223,957
		Consumer, Cyclical (6.3%)
	175	Alaska Airlines 2020-1 Class A Pass Through Trust (a)	4.80	08/15/27	183,925
	241	American Airlines Pass-Through Trust, Series AA	3.15	02/15/32	228,758
	150	Cummins, Inc.	2.60	09/01/50	147,600
	200	Daimler Finance North America LLC (Germany) (a)	2.70	06/14/24	211,741
	200	Delta Air Lines, Inc., Series AA	3.204	04/25/24	199,836
	150	Dollar General Corp.	4.125	04/03/50	178,532
	250	Ford Motor Credit Co., LLC	4.389	01/08/26	247,500
	300	General Motors Co.	6.60	04/01/36	365,485
	50	General Motors Financial Co., Inc.	3.85	01/05/28	52,639
	100	General Motors Financial Co., Inc.	4.35	01/17/27	108,755
	200	Home Depot, Inc. (The)	2.95	06/15/29	226,158
	25	Home Depot, Inc. (The)	3.125	12/15/49	27,971
	75	Home Depot, Inc. (The)	3.30	04/15/40	85,572
	50	Home Depot, Inc. (The)	3.35	04/15/50	58,218
	75	Hyundai Capital America (a)	2.375	02/10/23	77,086
	300	Hyundai Capital America (a)	3.00	02/10/27	310,856
	296	JetBlue Pass Through Trust, Series AA	2.75	05/15/32	291,624
	375	Las Vegas Sands Corp.	3.20	08/08/24	379,411
	175	NIKE, Inc.	3.375	03/27/50	205,412
	275	Nissan Motor Co. Ltd. (Japan) (a)	3.043	09/15/23	278,968
	200	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)	4.625	04/16/29	188,904
	350	Ross Stores, Inc.	4.80	04/15/30	427,028
	200	Walmart, Inc.	4.05	06/29/48	261,956
					4,743,935
		Consumer, Non-Cyclical (14.1%)
	525	Abbott Laboratories	1.15	01/30/28	529,631
	425	AbbVie, Inc. (a)	3.20	11/21/29	470,057
	325	AbbVie, Inc. (a)	4.25	11/21/49	387,873
	125	Altria Group, Inc.	3.875	09/16/46	128,699
	125	Amgen, Inc. (a)	2.77	09/01/53	120,398
	25	Amgen, Inc.	4.663	06/15/51	32,605
	225	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium)	3.65	02/01/26	252,521
	25	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.75	01/23/29	30,552
	500	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	5.55	01/23/49	674,351
	150	Anthem, Inc.	2.375	01/15/25	159,681
	225	Anthem, Inc.	3.65	12/01/27	256,693
	225	AstraZeneca PLC (United Kingdom)	1.375	08/06/30	219,559
	325	Automatic Data Processing, Inc.	1.25	09/01/30	321,374
	375	BAT Capital Corp. (United Kingdom)	3.557	08/15/27	405,484
	175	BAT Capital Corp. (United Kingdom)	3.734	09/25/40	176,217
	250	Boston Scientific Corp.	2.65	06/01/30	265,869
	125	Campbell Soup Co.	3.125	04/24/50	127,078
	300	Cigna Corp.	2.40	03/15/30	311,779
	125	Cigna Corp.	3.05	10/15/27	139,295
	250	Clorox Co. (The)	1.80	05/15/30	258,151
	350	Coca-Cola Femsa SAB de CV (Mexico)	2.75	01/22/30	373,231
	150	Conagra Brands, Inc.	4.85	11/01/28	183,436
	125	CVS Health Corp.	1.75	08/21/30	122,431
	350	CVS Health Corp.	3.75	04/01/30	400,347
	75	CVS Health Corp.	5.05	03/25/48	96,041
	225	DP World PLC (United Arab Emirates) (a)	5.625	09/25/48	257,625
	275	General Mills, Inc.	2.875	04/15/30	302,259
	200	Global Payments, Inc.	2.90	05/15/30	214,355
EUR	100	Grifols SA (Spain) (a)	2.25	11/15/27	116,789

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ September 30, 2020 (unaudited) continued

	$150	HCA, Inc.	5.50	06/15/47	186,397
	125	Hormel Foods Corp.	1.80	06/11/30	129,303
	500	Imperial Brands Finance PLC (United Kingdom) (a)	3.125	07/26/24	529,390
	225	Kimberly-Clark de Mexico SAB de CV (Mexico) (a)	2.431	07/01/31	229,420
	200	Mars, Inc. (a)	3.20	04/01/30	228,995
	225	Mondelez International, Inc.	2.75	04/13/30	245,276
	274	PayPal Holdings, Inc.	2.30	06/01/30	290,505
	82	PayPal Holdings, Inc.	2.85	10/01/29	90,428
EUR	100	Q-Park Holding I BV (Netherlands) (a)	1.50	03/01/25	107,419
	$300	Royalty Pharma PLC (a)	2.20	09/02/30	300,124
	525	Smithfield Foods, Inc. (a)	5.20	04/01/29	614,731
	325	Transurban Finance Co. Pty Ltd. (Australia) (a)	2.45	03/16/31	331,817
	100	Upjohn, Inc. (a)	4.00	06/22/50	107,293
					10,725,479
		Energy (8.1%)
	325	Aker BP ASA (Norway) (a)	4.75	06/15/24	334,249
	200	APT Pipelines Ltd. (Australia) (a)	4.20	03/23/25	220,992
	175	BP Capital Markets PLC (United Kingdom) (b)	4.375	06/22/25	182,875
	175	BP Capital Markets PLC (United Kingdom) (b)	4.875	03/22/30	187,688
	375	Canadian Natural Resources Ltd. (Canada)	2.95	01/15/23	390,249
	375	Chevron Corp.	2.236	05/11/30	398,776
	250	Cimarex Energy Co.	3.90	05/15/27	252,168
	100	Concho Resources, Inc.	4.85	08/15/48	110,179
	225	Diamondback Energy, Inc.	3.25	12/01/26	226,047
	100	Enbridge, Inc. (Canada)	3.125	11/15/29	106,458
	125	Enterprise Products Operating LLC	3.95	01/31/60	124,205
	250	Enterprise Products Operating LLC	4.20	01/31/50	266,695
	100	Equinor ASA (Norway)	3.70	04/06/50	115,356
	125	Exxon Mobil Corp.	3.095	08/16/49	128,310
	100	Kinder Morgan, Inc.	5.55	06/01/45	119,047
	150	Marathon Petroleum Corp.	4.70	05/01/25	169,754
	250	Midwest Connector Capital Co. LLC (a)	3.625	04/01/22	251,967
	100	MPLX LP	5.20	12/01/47	110,422
	325	ONEOK, Inc.	3.10	03/15/30	313,395
	57	Patterson-UTI Energy, Inc.	3.95	02/01/28	44,121
	125	Phillips 66	2.15	12/15/30	121,949
	200	Rockies Express Pipeline LLC (a)	3.60	05/15/25	196,540
	475	Sabine Pass Liquefaction LLC (a)	4.50	05/15/30	536,282
	200	Shell International Finance BV (Netherlands)	3.125	11/07/49	205,600
	175	Sunoco Logistics Partners Operations LP	3.90	07/15/26	179,832
	100	Sunoco Logistics Partners Operations LP	4.00	10/01/27	102,250
	125	Transcontinental Gas Pipe Line Co. LLC (a)	3.25	05/15/30	135,383
	200	Transportadora de Gas Internacional SA ESP (Colombia) (a)	5.55	11/01/28	226,502
	150	Western Midstream Operating LP	4.10	02/01/25	143,114
	100	Williams Cos., Inc. (The)	4.85	03/01/48	112,215
	125	Williams Cos., Inc. (The)	5.10	09/15/45	140,794
					6,153,414
		Finance (35.6%)
	150	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.50	05/26/22	151,530
	350	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.125	07/03/23	357,163
	175	Aflac, Inc.	3.60	04/01/30	205,780
	400	Air Lease Corp.	3.75	06/01/26	407,294
	125	Alexandria Real Estate Equities, Inc.	1.875	02/01/33	122,887
	100	American International Group, Inc.	4.25	03/15/29	117,471
	225	Aon Corp.	2.80	05/15/30	244,385
	125	Arch Capital Group Ltd.	3.635	06/30/50	135,130
	325	Avolon Holdings Funding Ltd. (Ireland) (a)	2.875	02/15/25	298,496
	175	Banco de Credito del Peru (Peru) (a)	2.70	01/11/25	182,394
	250	Banco Santander Chile (Chile) (a)	2.70	01/10/25	263,906

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ September 30, 2020 (unaudited) continued

75	Bank of America Corp.	2.592	04/29/31	79,998
483	Bank of America Corp.	2.676	06/19/41	495,833
25	Bank of America Corp.	3.194	07/23/30	27,547
271	Bank of America Corp.	4.244	04/24/38	330,653
400	Bank of America Corp.	4.25	10/22/26	463,799
105	Bank of America Corp.	7.75	05/14/38	174,200
375	Barclays PLC (United Kingdom)	2.852	05/07/26	390,453
400	BBVA USA	2.50	08/27/24	416,777
500	Belrose Funding Trust (a)	2.33	08/15/30	495,213
225	Boston Properties LP	3.25	01/30/31	243,130
250	BPCE SA (France) (a)	4.00	09/12/23	271,884
400	BPCE SA (France) (a)	5.15	07/21/24	448,636
100	Brookfield Finance LLC (Canada)	3.45	04/15/50	98,118
75	Brookfield Finance, Inc. (Canada)	3.90	01/25/28	83,624
25	Brookfield Finance, Inc. (Canada)	4.85	03/29/29	29,869
250	Brown & Brown, Inc.	2.375	03/15/31	252,105
175	Brown & Brown, Inc.	4.20	09/15/24	193,214
425	Chubb INA Holdings, Inc.	1.375	09/15/30	420,916
175	Citigroup, Inc.	2.572	06/03/31	183,805
848	Citigroup, Inc.	2.666	01/29/31	894,363
103	Citigroup, Inc.	2.976	11/05/30	111,535
425	Citigroup, Inc.	4.45	09/29/27	493,429
155	CNO Financial Group, Inc.	5.25	05/30/29	179,591
200	Commerzbank AG (Germany) (a)	8.125	09/19/23	227,178
250	Credit Agricole SA (France) (a)	4.125	01/10/27	287,229
550	Credit Suisse Group AG (Switzerland) (a)	2.593	09/11/25	574,659
250	Crown Castle International Corp.	3.30	07/01/30	273,842
100	Crown Castle International Corp.	4.15	07/01/50	114,708
275	CubeSmart	2.00	02/15/31	271,971
75	CyrusOne LP/CyrusOne Finance Corp.	2.90	11/15/24	79,645
200	Danske Bank A/S (Denmark) (a)	5.00	01/12/23	209,888
375	Duke Realty LP	1.75	07/01/30	374,113
225	Equinix, Inc. (c)	1.55	03/15/28	225,764
300	Equitable Financial Life Global Funding (a)	1.40	07/07/25	306,621
50	Equitable Financial Life Global Funding (a)	1.40	08/27/27	50,236
325	Five Corners Funding Trust II (a)	2.85	05/15/30	349,568
250	GE Capital International Funding Co., Unlimited Co.	4.418	11/15/35	264,476
225	General Electric Co., MTN	5.875	01/14/38	263,702
400	Global Atlantic Fin Co. (a)	4.40	10/15/29	417,351
200	GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/30	207,375
325	Goldman Sachs Group, Inc. (The)	3.691	06/05/28	364,737
150	Goldman Sachs Group, Inc. (The)	6.25	02/01/41	224,678
300	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	436,872
200	Grupo Aval Ltd. (Colombia) (a)	4.375	02/04/30	193,440
375	Hartford Financial Services Group, Inc. (The)	2.80	08/19/29	407,721
375	High Street Funding Trust I (a)	4.111	02/15/28	432,572
475	HSBC Holdings PLC (United Kingdom)	4.292	09/12/26	530,929
250	HSBC Holdings PLC (United Kingdom)	4.375	11/23/26	276,120
250	ING Groep N.V. (Netherlands) (a)	4.625	01/06/26	293,636
375	Intercontinental Exchange, Inc.	1.85	09/15/32	374,691
325	Itau Unibanco Holding SA (Brazil) (a)	2.90	01/24/23	329,186
225	JPMorgan Chase & Co.	2.956	05/13/31	242,013
850	JPMorgan Chase & Co.	3.702	05/06/30	977,004
175	JPMorgan Chase & Co.	3.964	11/15/48	213,409
200	Kemper Corp.	2.40	09/30/30	198,336
100	Kilroy Realty LP	2.50	11/15/32	97,724
75	Kilroy Realty LP	3.05	02/15/30	78,586
175	Kimco Realty Corp.	3.70	10/01/49	172,371
400	LeasePlan Corp. (Netherlands) (a)	2.875	10/24/24	413,281
275	Lloyds Banking Group PLC (United Kingdom)	3.574	11/07/28	301,475
250	Macquarie Bank Ltd. (Australia) (a)	3.624	06/03/30	266,331
400	Marsh & McLennan Cos., Inc.	2.25	11/15/30	419,311

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ September 30, 2020 (unaudited) continued

	200	MDC GMTN BV (United Arab Emirates) (a)	4.50	11/07/28	239,975
	200	MetLife, Inc.	5.875	02/06/41	291,863
	150	Metropolitan Life Global Funding I (a)	2.95	04/09/30	168,574
	325	National Australia Bank Ltd. (Australia) (a)	2.332	08/21/30	322,191
	425	Nationwide Building Society (United Kingdom) (a)	4.363	08/01/24	461,161
	200	Oversea-Chinese Banking Corp. Ltd. (Singapore) (a)	1.832	09/10/30	199,894
	250	Pine Street Trust I (a)	4.572	02/15/29	290,662
	50	Progressive Corp. (The)	3.20	03/26/30	57,292
	25	Progressive Corp. (The)	4.00	03/01/29	30,175
	450	Prologis LP	1.25	10/15/30	441,067
	110	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. (a)	3.875	03/01/31	108,900
	575	Royal Bank of Scotland Group PLC (United Kingdom)	3.875	09/12/23	617,033
	350	Santander UK Group Holdings PLC (United Kingdom)	3.571	01/10/23	361,746
	225	Shinhan Bank Co., Ltd. (Korea, Republic of) (a)	4.00	04/23/29	253,467
	200	Shinhan Financial Group Co. Ltd. (Korea, Republic of) (a)	1.35	01/10/26	200,436
	350	Societe Generale SA (France) (a)	2.625	01/22/25	361,397
	200	SVB Financial Group	3.125	06/05/30	223,328
	275	Synchrony Bank	3.65	05/24/21	279,184
	100	Synchrony Financial	4.25	08/15/24	108,720
	125	TD Ameritrade Holding Corp.	3.30	04/01/27	140,517
	125	Visa, Inc.	2.70	04/15/40	135,822
	100	Wells Fargo & Co.	2.572	02/11/31	105,200
	150	Wells Fargo & Co.	2.879	10/30/30	161,343
	400	Wells Fargo & Co.	3.068	04/30/41	420,301
					26,988,125
		Industrials (6.4%)
EUR	100	Airbus SE (France) (d)	0.00	06/14/21	116,652
	$325	Aviation Capital Group LLC (a)	4.375	01/30/24	323,364
	25	Boeing Co. (The)	3.25	02/01/35	23,526
	150	Boeing Co. (The)	3.90	05/01/49	138,483
	125	Boeing Co. (The)	3.95	08/01/59	113,371
	250	Boeing Co. (The)	5.15	05/01/30	281,742
	375	Burlington Northern Santa Fe LLC	4.55	09/01/44	490,698
	200	Canadian National Railway Co. (Canada)	2.45	05/01/50	199,515
	165	Embraer Netherlands Finance BV (Brazil)	5.40	02/01/27	156,915
	350	Fortune Brands Home & Security, Inc.	4.00	09/21/23	382,948
	510	Heathrow Funding Ltd. (United Kingdom) (a)	4.875	07/15/21	522,717
	425	John Deere Capital Corp.	2.45	01/09/30	462,729
	150	Johnson Controls International plc/Tyco Fire & Security Finance SCA	1.75	09/15/30	151,150
	425	Nvent Finance Sarl (United Kingdom)	3.95	04/15/23	443,441
	125	Raytheon Technologies Corp.	4.50	06/01/42	158,283
	250	Roper Technologies, Inc.	1.00	09/15/25	250,718
EUR	100	Silgan Holdings, Inc.	2.25	06/01/28	114,607
	100	Standard Industries, Inc. (a)	2.25	11/21/26	112,512
	$100	TJX Cos., Inc.	4.50	04/15/50	129,565
	225	Union Pacific Corp.	3.25	02/05/50	249,394
					4,822,330
		Technology (5.9%)
	175	Activision Blizzard, Inc.	2.50	09/15/50	164,085
	61	Akamai Technologies, Inc.	0.375	09/01/27	70,877
	325	Apple, Inc.	2.95	09/11/49	357,144
	275	Broadcom, Inc.	4.15	11/15/30	309,554
	300	Dell International LLC/EMC Corp. (a)	4.90	10/01/26	339,562
	100	Fiserv, Inc.	2.65	06/01/30	107,879
	200	Intel Corp.	3.25	11/15/49	224,803
	225	International Business Machines Corp.	4.15	05/15/39	276,334

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ September 30, 2020 (unaudited) continued

125	J2 Global, Inc. (a)	1.75	11/01/26	111,153
75	Lam Research Corp.	3.125	06/15/60	80,601
525	Microsoft Corp.	2.525	06/01/50	552,492
250	NetApp, Inc.	1.875	06/22/25	259,353
166	Nuance Communications, Inc.	1.00	12/15/35	241,737
175	NVIDIA Corp.	3.50	04/01/50	206,171
275	NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands) (a)	3.40	05/01/30	301,894
50	Oracle Corp.	3.60	04/01/50	56,675
150	Oracle Corp.	3.85	04/01/60	178,232
225	Oracle Corp.	4.00	11/15/47	267,665
25	Pure Storage, Inc.	0.125	04/15/23	24,336
225	TSMC Global Ltd. (Taiwan) (a)	0.75	09/28/25	223,139
149	Verint Systems, Inc.	1.50	06/01/21	151,235
				4,504,921
	Utilities (7.9%)
225	Avangrid, Inc.	3.80	06/01/29	260,738
250	Boston Gas Co. (a)	4.487	02/15/42	309,866
175	Cleveland Electric Illuminating Co. (The) (a)	4.55	11/15/30	209,236
200	Consorcio Transmantaro SA (Peru) (a)	4.70	04/16/34	236,900
100	Consumers Energy Co.	2.50	05/01/60	94,361
150	Consumers Energy Co.	3.50	08/01/51	176,445
175	DTE Electric Co.	2.95	03/01/50	185,162
150	DTE Energy Co.	2.95	03/01/30	160,997
100	Duke Energy Corp.	2.45	06/01/30	105,667
250	Duke Energy Indiana LLC, Series YYY	3.25	10/01/49	279,572
125	Enel Finance International N.V. (Italy) (a)	6.00	10/07/39	170,357
300	Entergy Arkansas LLC	3.50	04/01/26	340,001
150	Entergy Louisiana LLC	3.05	06/01/31	171,629
150	FirstEnergy Corp., Series C	3.40	03/01/50	146,448
50	Indiana Michigan Power Co.	4.25	08/15/48	61,989
100	Interstate Power & Light Co.	3.50	09/30/49	110,563
150	Interstate Power and Light Co.	2.30	06/01/30	158,750
325	Liberty Utilities Finance GP 1 (Canada) (a)	2.05	09/15/30	321,115
325	NextEra Energy Capital Holdings, Inc.	2.25	06/01/30	337,404
175	NiSource, Inc.	1.70	02/15/31	172,605
200	NiSource, Inc.	2.95	09/01/29	217,568
150	Northern States Power Co.	2.90	03/01/50	161,266
225	Oglethorpe Power Corp.	5.05	10/01/48	266,856
100	Pacific Gas and Electric Co.	3.15	01/01/26	102,788
125	Pacific Gas and Electric Co.	3.30	08/01/40	115,361
75	Pacific Gas and Electric Co.	3.50	08/01/50	68,043
175	Public Service Co. of Colorado, Series 34	3.20	03/01/50	199,480
150	Southern California Edison Co.	4.00	04/01/47	161,218
425	Southern Co. (The)	4.40	07/01/46	505,140
125	Virginia Electric & Power Co., Series B	3.30	12/01/49	145,306
				5,952,831
	Total Corporate Bonds (Cost $70,143,341)			74,215,992

	Short-Term Investments (2.0%)
	U.S. Treasury Security (1.2%)
889	U.S. Treasury Bill (e)(f) (Cost $888,541)	0.159	01/28/21	888,732

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ September 30, 2020 (unaudited) continued

NUMBER OF SHARES (000)
	Investment Company (0.8%)
649	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $648,534)		648,534
	Total Short-Term Investments (Cost $1,537,075)		1,537,266

	Total Investments (Cost $71,680,416) (h)(i)(j)	99.9%	75,753,258
	Other Assets in Excess of Liabilities	0.1	43,973
	Net Assets	100.0%	$75,797,231

MTN	Medium Term Note.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2020.
(c)	When-issued security.
(d)	Capital appreciation bond.
(e)	Rate shown is the yield to maturity at September 30, 2020.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreement.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by $891 relating to the Fund's investment in the Liquidity Funds.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(i)	Securities are available for collateral in connection with purchase of when-issued security, an open foreign currency forward exchange contract, futures contracts and swap agreement.
(j)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,609,462 and the aggregate gross unrealized depreciation is $551,796, resulting in net unrealized appreciation of $4,057,666.

Foreign Currency Forward Exchange Contract:
The Fund had the following foreign currency forward exchange contract open at September 30, 2020:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION
Citibank NA	EUR	463,350	$552,189	12/01/20	$8,259

Futures Contracts:
The Fund had the following futures contracts open at September 30, 2020:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury Long Bond	29	Dec-20		$2,900	$5,112,156	$(40,093)
U.S. Treasury 2 yr. Note	23	Dec-20		4,600	5,082,102	1,833
U.S. Treasury 5 yr. Note	32	Dec-20		3,200	4,033,000	6,563
Short:
German Euro Bund	1	Dec-20	EUR	(100)	(204,616)	(1,313)
U.S. Treasury 10 yr. Note	3	Dec-20		$(300)	(418,594)	(40)
U.S. Treasury 10 yr. Ultra Long Bond	78	Dec-20		(7,800)	(12,473,906)	(20,757)
						$(53,807)

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ September 30, 2020 (unaudited) continued

Credit Default Swap Agreement:

The Fund had the following credit default swap agreements open at September 30, 2020:

SWAP COUNTERPARTY AND REFERENCE OBLIGATION	CREDIT RATING OF REFERENCE OBLIGATION†	BUY/SELL PROTECTION	PAY/RECEIVE FIXED RATE	PAYMENT FREQUENCY	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. LLC*
CDX.NA.HY.33	NR	Buy	5.00%	Quarterly	12/20/24	$712	$(37,657)	$(68,029)	$30,372

†	Credit rating as issued by Standard & Poor's.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
NR	Not rated.

Currency Abbreviations:

EUR	—	Euro
USD	—	United States Dollar

 Morgan Stanley Variable Investment Series

Notes to Portfolio of Investments ▪ September 30, 2020 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) OTC swaps may be valued by an outside pricing service approved by the Trust's Board of Trustees (the "Trustees") or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange ("NYSE"); (6) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price) prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (7) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$74,215,992	$—	$74,215,992
Short-Term Investments
U.S. Treasury Security	—	888,732	—	888,732
Investment Company	648,534	—	—	648,534
Total Short-Term Investments	648,534	888,732	—	1,537,266
Foreign Currency Forward Exchange Contract	—	8,259	—	8,259
Futures Contracts	8,396	—	—	8,396
Credit Default Swap Agreement	—	30,372	—	30,372
Total Assets	656,930	75,143,355	—	75,800,285
Liabilities:
Futures Contracts	(62,203)	—	—	(62,203)
Total	$594,727	$75,143,355	$—	$75,738,082

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.